[LOGO]  LIBERTY
        COLONIAL   CRABBE HUSON   NEWPORT   STEIN ROE ADVISOR


November 1, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Liberty Funds Trust VI (Formerly Colonial Trust VI) (Trust) Colonial U.S. Growth & Income Fund
        Colonial Value Fund (Funds)
        File Nos. 811-6529 & 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Funds' Prospectuses and Statements of Additional Information each dated November 1, 1999, do not differ from those contained in Post-Effective Amendment No. 19 (the Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 18, 1999.

Very truly yours,
LIBERTY FUNDS TRUST VI on behalf of
Colonial U.S. Growth & Income Fund
Colonial Value Fund



Tracy S. DiRienzo
Assistant Secretary


cc:        Mary Muller (Ropes)(5)
           Blue Sky
           Judy Sinclair
           Scott Schermerhorn
           Mark Stoeckle
           Joe DiMaria (PWC)
           Deborah Young (2)



One Financial Center, Boston, MA 02111-2621, 1-800-225-2365